Related Party and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS	RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS
Parties-in-interest are defined under Department of Labor regulations as any fiduciary of the Plan, any party rendering service to the Plan, the employer, and certain others. The Plan holds units of common and collective trust funds and shares of mutual funds managed by Vanguard Fiduciary Trust Company, the custodian of the Plan. The Plan also invests in the common stock of the Company. These transactions qualify as party-in-interest transactions; however, they are exempt from the prohibited transactions rules under ERISA. Certain Plan investments throughout the year represented shares of various types of investments that were managed by the trustee. The Plan also pays certain professional fees for administrative, investment consulting and audit services for the Plan. The Plan paid $2,291,855 and $2,390,278 in administrative fees to the custodian and recordkeeper during the years ended December 31, 2025 and 2024, respectively.
The Plan investments include shares of common stock of the Company, which is considered a party-in-interest. During the years ended December 31, 2025 and 2024, the plan recorded income related to dividends from shares of Company common stock of $10,389,381 and $9,756,749, respectively. As of December 31, 2025 and 2024, the Plan owned 2,417,394 and 1,638,585 shares of Company common stock, respectively. Notes receivable from participants are also considered party-in-interest transactions.